UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Diversified Income Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$100,449,945
Total Number of Portfolio Holdings*	548
Portfolio Turnover Rate	240%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 1	39058-STSIA-0825

Putnam VT Diversified Income Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$51	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$100,449,945
Total Number of Portfolio Holdings*	548
Portfolio Turnover Rate	240%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 1	39058-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Diversified
Income Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 31
Notes to Financial Statements 35
Changes In and Disagreements with Accountants 51
Results of Meeting(s) of Shareholders 51
Remuneration Paid to Directors, Officers and Others 51
Board Approval of Management and Subadvisory Agreements 51

Putnam Variable Trust
Financial Highlights
Putnam VT Diversified Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.59 $4.62 $4.70 $5.26 $5.69 $6.26
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.27 0.26 0.15 0.23 0.22
c
Net realized and unrealized gains (losses) 0.12 —
d
(0.04) (0.24) (0.61) (0.33)
Total from investment operations ........ 0.24 0.27 0.22 (0.09) (0.38) (0.11)
Less distributions from:
Net investment income .............. (0.30) (0.30) (0.30) (0.36) (0.05) (0.46)
Net realized gains ................. — — — (0.11) — —
Total distributions ................... (0.30) (0.30) (0.30) (0.47) (0.05) (0.46)
Net asset value, end of period .......... $4.53 $4.59 $4.62 $4.70 $5.26 $5.69
Total return
e
....................... 5.44% 6.09% 5.01% (2.06)% (6.73)% (0.76)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.83% 0.89% 0.85% 0.77% 0.79%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.85% 0.80% 0.81% 0.81% 0.77% 0.79%
Net investment income ............... 5.40% 6.07% 5.92% 3.17% 4.07% 4.06%
Supplemental data
Net assets, end of period (000’s) ........ $38,741 $39,624 $41,289 $45,181 $50,798 $58,536
Portfolio turnover rate ................ 240% 926% 1395% 1417% 1115% 1184%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.03 per share related to a litigation settlement in connection with certain Fund holdings. Excluding this amount, the total return would have been (1.28)%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.62 $4.65 $4.72 $5.28 $5.71 $6.27
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.27 0.25 0.14 0.21 0.21
c
Net realized and unrealized gains (losses) 0.12 (0.01) (0.04) (0.25) (0.60) (0.32)
Total from investment operations ........ 0.24 0.26 0.21 (0.11) (0.39) (0.11)
Less distributions from:
Net investment income .............. (0.29) (0.29) (0.28) (0.34) (0.04) (0.45)
Net realized gains ................. — — — (0.11) — —
Total distributions ................... (0.29) (0.29) (0.28) (0.45) (0.04) (0.45)
Net asset value, end of period .......... $4.57 $4.62 $4.65 $4.72 $5.28 $5.71
Total return
d
....................... 5.36% 5.76% 4.82% (2.35)% (6.95)% (0.90)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.08% 1.14% 1.10% 1.02% 1.04%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.01% 1.05% 1.06% 1.06% 1.02% 1.04%
Net investment income ............... 5.23% 5.82% 5.65% 2.86% 3.81% 3.80%
Supplemental data
Net assets, end of period (000’s) ........ $61,709 $65,946 $68,605 $71,937 $112,542 $124,933
Portfolio turnover rate ................ 240% 926% 1395% 1417% 1115% 1184%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.03 per share related to a litigation settlement in connection with certain Fund holdings. Excluding this amount, the total return would have been (1.42)%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Diversified Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 3.1%
Aerospace & Defense 0.0%
†
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 9,000 $ 32,681
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 25,000 37,159
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 36,000 36,698
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 41,000 53,362
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 33,000 31,187
a
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 67,000 61,626
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 42,000 47,922
194,097
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 72,000 61,974
Capital Markets 0.0%
†
Coinbase Global, Inc. , Senior Note , 0.25% , 4/01/30 ..........
United States 26,000 34,073
a
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 21,000 20,349
54,422
Communications Equipment 0.1%
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 72,000 74,664
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 41,000 53,843
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 26,000 40,586
Diversified REITs 0.1%
a
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 75,000 79,042
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 43,000 48,999
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 46,000 45,761
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 58,000 62,788
Southern Co. (The) , Senior Note , 3.875% , 12/15/25 .........
United States 60,000 66,483
224,031
Electronic Equipment, Instruments & Components 0.1%
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 59,000 70,446
a
OSI Systems, Inc. , Senior Note , 144A, 2.25% , 8/01/29 ....... United States 32,000 43,488
113,934
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 59,000 78,559
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 46,000 70,771
a
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 47,000 51,230
200,560

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Financial Services 0.2%
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 30,000 $ 26,887
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 53,000 47,594
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 48,000 51,600
126,081
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 45,000 51,480
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 58,000 83,027
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 74,000 69,782
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 32,000 31,912
a
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 42,000 43,848
Lantheus Holdings, Inc. , Senior Note , 2.625% , 12/15/27 ......
United States 30,000 38,183
a
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 24,000 30,055
213,780
Health Care REITs 0.1%
a
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 33,000 53,806
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 32,000 42,496
96,302
Hotels, Restaurants & Leisure 0.2%
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 27,000 59,454
a
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 61,000 66,237
Shake Shack, Inc. , Senior Note , Zero Cpn., 3/01/28 .........
United States 42,000 45,071
170,762
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 42,000 40,875
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 21,000 19,142
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 54,000 52,502
a
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 40,000 43,260
a
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/27 ...... United States 64,000 97,408
193,170
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 32,000 31,856
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 33,000 35,161
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 39,000 40,804
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 27,000 28,836

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.1%
Impinj, Inc. , Senior Note , 1.125% , 5/15/27 .................
United States 15,000 $ 18,737
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 31,000 30,597
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 42,000 41,601
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 59,000 54,749
b
Wolfspeed, Inc. , Senior Note , 1.875% , 12/01/29 ............ United States 55,000 14,163
159,847
Software 0.5%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 47,000 44,438
a
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 39,000 40,267
a,c
Datadog, Inc. , Senior Note , 144A, 0.92% , 12/01/29 .......... United States 53,000 50,906
a
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 56,000 66,164
a,c
MicroStrategy, Inc. , Senior Note , 144A, 0.403% , 3/01/30 ...... United States 67,000 78,817
a
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 42,000 47,699
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 36,000 41,814
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 59,000 72,806
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 25,000 30,013
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 25,000 23,219
496,143
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 22,000 28,479
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 53,000 60,526
89,005
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 48,000 86,418
Total Convertible Bonds (Cost $2,955,552) ...................................
3,166,380
Corporate Bonds 28.9%
Aerospace & Defense 0.9%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 265,000 259,775
Senior Note, 7.25%, 8/15/30 ......................... United States 15,000 15,731
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 8,000 7,420
Senior Note, 2.7%, 2/01/27 .......................... United States 92,000 89,451
Senior Note, 6.298%, 5/01/29 ........................ United States 22,000 23,264
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 265,000 276,298
a
Spirit AeroSystems, Inc. ,
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 73,000 80,599
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 54,000 57,362
a
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 90,000 93,447
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 35,000 36,283
939,630
Automobile Components 0.0%
†
a
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 20,000 20,470
Automobiles 0.2%
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 200,000 186,254

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 1.4%
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 285,000 $ 296,660
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 135,000 134,487
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 540,000 551,880
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 95,000 96,332
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 265,000 273,666
1,353,025
Building Products 0.7%
a
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 35,000 36,080
a
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,094
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 35,603
a
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 120,000 123,154
a
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 100,000 103,245
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 45,000 46,303
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 255,000 267,553
a
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 80,000 82,023
704,055
Capital Markets 1.4%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 270,000 278,677
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 265,000 272,640
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 405,000 412,162
a,d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 65,000 65,706
UBS AG , Senior Note , 7.5% , 2/15/28 .....................
Switzerland 250,000 269,754
1,298,939
Chemicals 0.3%
a
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 25,000 25,249
a
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 200,000 147,430
Celanese US Holdings LLC , Senior Bond , 6.629% , 7/15/32 ....
United States 4,000 4,196
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 65,000 66,682
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 140,000 132,876
376,433
Commercial Services & Supplies 1.3%
a
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 120,000 125,470
a
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 189,513
a
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 118,000 117,638
a
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 120,000 120,296
a
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 175,000 175,132

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
a
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 285,000 EUR $ 337,820
a
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 25,000 27,094
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 240,000 249,748
1,342,711
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 135,000 137,252
Construction & Engineering 0.0%
†
a
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 30,000 31,153
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 200,000 200,121
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 250,000 266,171
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 213,000 220,677
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,652
888,621
Containers & Packaging 0.2%
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 115,000 118,093
a
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 120,000 120,000
238,093
Distributors 0.2%
a
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 158,000 166,296
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 275,000 276,729
Diversified Telecommunication Services 0.6%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 275,000 273,913
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 250,000 237,288
a
Level 3 Financing, Inc. , Senior Secured Note , 144A, 10.75% ,
12/15/30 ........................................ United States 100,000 113,625
624,826
Electric Utilities 1.8%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 130,000 137,317
a
Energo-Pro A/S , Senior Note , 144A, 11% , 11/02/28 .......... Czech Republic 200,000 214,572
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 130,000 133,408
a
NRG Energy, Inc. , Senior Bond , 144A, 6.25% , 11/01/34 ....... United States 230,000 234,479
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 130,000 134,734
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 275,000 262,149
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 170,000 177,041
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 295,000 280,210
a
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 155,000 151,171
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 120,000 125,536
1,850,617

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.2%
a
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 115,000 $ 118,744
a
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 63,000 63,144
a
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 45,238 45,985
227,873
Entertainment 0.2%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 210,000 218,044
Financial Services 1.4%
a
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 200,000 210,673
a
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 225,000 249,680
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 260,000 275,167
a
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 290,000 294,754
a
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 230,000 234,808
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 120,000 122,934
1,388,016
Food Products 0.2%
a
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 115,000 119,981
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 73,000 69,399
Senior Note, 5.5%, 1/15/30 .......................... United States 43,000 44,042
233,422
Ground Transportation 0.4%
a
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 200,000 197,056
a
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 207,131
404,187
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 135,000 137,018
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 110,000 113,730
a
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 110,000 114,049
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,498
a
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 295,000 283,315
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 260,000 269,160
795,752
Health Care REITs 0.2%
a
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 162,341
Hotel & Resort REITs 0.3%
a
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 120,000 123,494
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 41,175

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 110,000 $ 112,213
276,882
Hotels, Restaurants & Leisure 1.3%
a
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 130,000 124,679
a
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 131,000 135,743
a
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 45,000 45,790
a
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 50,000 50,337
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 72,000 74,052
Senior Note, 144A, 6%, 2/01/33 ...................... United States 143,000 145,846
a
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 160,000 164,530
a
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 165,000 154,664
Viking Cruises Ltd. ,
a
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 230,000 247,854
a
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 230,000 245,430
1,388,925
Household Durables 0.6%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 28,000 27,309
Senior Note, 6.625%, 5/15/32 ........................ United States 8,000 7,652
a
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 45,000 47,372
a
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 276,000 275,212
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 145,000 140,788
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 120,000 116,308
614,641
Independent Power and Renewable Electricity Producers 0.3%
a
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 204,202
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 130,000 134,552
338,754
Insurance 0.9%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 120,000 124,042
a
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 130,000 133,685
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 130,000 136,229
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 150,000 149,760
a
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 115,000 121,976
a
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 135,000 137,845
a
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 175,000 181,163
984,700
Interactive Media & Services 0.2%
a
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 200,000 205,350

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.4%
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 145,000 $ 142,964
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 295,000 280,695
423,659
Leisure Products 0.2%
a
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 155,000 148,676
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 75,000 75,109
Machinery 0.1%
a
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 115,000 115,310
Media 0.9%
a
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 170,000 175,636
a
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 68,000 68,456
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 92,000 96,039
a
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 85,000 81,389
a
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note, 144A, 5%, 8/15/27 ...................... United States 145,000 144,366
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 44,000 46,617
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 160,000 161,774
774,277
Metals & Mining 0.8%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 135,000 149,674
a
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 55,000 51,915
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 158,000 145,659
a
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 250,000 254,327
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 113,000 116,905
718,480
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 110,000 112,034
Oil, Gas & Consumable Fuels 3.2%
a
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 150,000 154,153
a
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 145,000 146,019
a,d
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 105,000 105,137
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 270,000 276,599
a
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 35,000 35,544
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 155,000 149,152
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 51,000 51,261
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 280,000 282,568
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 165,000 167,625
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 265,000 267,414
a
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 265,000 270,411
a
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 202,151
a,d
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 198,750

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
a
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 135,000 $ 135,480
a
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 116,000 118,010
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 130,000 136,755
a
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 125,000 121,222
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 260,000 270,231
a
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 15,000 16,249
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 40,000 40,000
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 15,000 16,073
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 25,000
3,185,804
Paper & Forest Products 0.1%
a
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 65,000 57,502
Passenger Airlines 0.3%
a
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 100,000 EUR 132,304
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 110,000 114,632
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 87,000 84,508
331,444
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 241,821
Pharmaceuticals 0.6%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 285,000 306,055
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 249,000 282,269
588,324
Professional Services 0.1%
a
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 103,320
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 135,000 134,120
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 275,000 268,558
Specialty Retail 0.4%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 260,000 270,016
a,e
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 12/01/28 .. United States 110,000 112,940
382,956
Technology Hardware, Storage & Peripherals 0.2%
a
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 95,000 96,656
Seagate HDD Cayman , Senior Bond , 9.625% , 12/01/32 ......
United States 92,000 103,783
200,439
Textiles, Apparel & Luxury Goods 0.8%
a,d
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 207,803

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
a,d
Beach Acquisition Bidco LLC, (continued)
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR $ 118,784
a
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 170,000 153,268
Levi Strauss & Co. , Senior Note , 3.375% , 3/15/27 ...........
United States 134,000 EUR 158,077
a
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 80,000 81,216
719,148
Tobacco 0.3%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 270,000 277,892
Trading Companies & Distributors 1.2%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 300,000 310,416
a
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 135,000 134,994
a
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 135,000 137,551
a
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 125,000 121,703
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 115,000 121,633
a
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 35,000 35,940
Senior Note, 144A, 7%, 6/15/30 ...................... United States 20,000 20,900
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 225,000 235,901
a
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 130,000 134,251
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 51,000 48,702
a
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 30,000 31,029
1,333,020
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 145,000 137,080
Senior Note, 3.375%, 4/15/29 ........................ United States 545,000 524,774
a
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 135,000 EUR 151,750
a
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 213,899
1,027,503
Total Corporate Bonds (Cost $28,289,359) ....................................
29,030,405
f
Senior Floating Rate Interests 6.3%
Aerospace & Defense 0.1%
g
TransDigm, Inc., First Lien, CME Term Loan, J, 6.796%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 83,940 84,183
Automobile Components 0.0%
†
g
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 35,475 35,553
g
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 114,399 114,358
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.577%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 118,198 118,307
232,665
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Chemicals 0.1%
g
Nouryon Finance BV, First Lien, Term Loan, B, 5.736%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 115,000 EUR $ 136,043
g
Commercial Services & Supplies 0.2%
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 118,462 118,684
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
7.046%, (3-month SOFR + 2.75%), 3/26/31 .............. Luxembourg 49,626 49,824
168,508
a a a a a a
Communications Equipment 0.1%
d,g
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 115,000 116,569
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 19,655 19,748
Electrical Equipment 0.1%
g
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.574%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 119,100 119,264
g
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
7.072%, (1-month SOFR + 2.75%), 3/01/28 .............. France 44,755 44,914
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.191%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 99,740 98,289
143,203
a a a a a a
Food Products 0.2%
d,g
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.827%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 139,649 140,318
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.046%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 79,400 79,079
g
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 192,890 192,791
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.327%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 70,917 71,065
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 107,669 107,914
371,770
a a a a a a
g
Health Care Providers & Services 0.3%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.827%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 118,505 119,029
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.827%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 131,874 132,059
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
6.577%, (1-month SOFR + 2.25%), 10/22/29 ............. United States 55,254 55,531
306,619
a a a a a a
g
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.577%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 133,313 133,396

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Carnival Corp., First Lien, 2025 Repricing Advance CME Term
Loan, 6.312%, (1-month SOFR + 2%), 10/18/28 ........... United States 213,296 $ 213,729
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 119,396 119,401
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.046%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 64,025 63,945
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 100,000 97,900
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 154,297 154,458
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 118,798 118,834
901,663
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.546%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 107,711 107,465
Insurance 0.1%
g
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 7.072%, (1-month SOFR + 2.75%), 9/19/31 ......... United States 118,503 118,664
g
IT Services 0.2%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.299%,
(3-month SOFR + 3%), 2/03/31 ....................... United States 49,280 49,383
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 114,711 115,141
164,524
a a a a a a
g
Machinery 0.6%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.788%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 237,599 238,638
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.824%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 100,537 98,612
d
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 109,716 110,263
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.237%, (3-month SOFR + 3%), 4/30/30 ................ Germany 76,564 76,851
524,364
a a a a a a
g
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 105,000 104,381
CSC Holdings LLC, First Lien, Term Loan, B5, 9%, (PRIME +
1.5%), 4/15/27 .................................... United States 93,763 91,470
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 235,586 234,193
Gray Media, Inc., First Lien, CME Term Loan, D, 7.439%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 137,495 133,479
563,523
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
g
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.299%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 304,493 304,886

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Paper & Forest Products 0.1%
g
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 54,725 $ 53,836
g
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 205,409 204,365
d
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 10,000 10,078
214,443
a a a a a a
Pharmaceuticals 0.1%
g
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 109,724 109,792
g
Professional Services 0.2%
Dun & Bradstreet Corp. (The), First Lien, Incremental CME Term
Loan, B2, 6.572%, (1-month SOFR + 2.25%), 1/18/29 ...... United States 118,500 118,544
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.549%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 99,000 99,136
217,680
a a a a a a
g
Software 0.6%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 194,413 194,844
McAfee Corp., First Lien, CME Term Loan, B1, 7.316%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 129,027 125,573
Proofpoint, Inc., First Lien, CME Term Loan, 7.327%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 137,197 137,443
UKG, Inc., First Lien, Initial CME Term Loan, 7.311%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 118,800 119,383
577,243
a a a a a a
g
Specialty Retail 0.4%
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 115,061 114,126
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 272,927 271,853
385,979
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 118,798 111,732
Total Senior Floating Rate Interests (Cost $6,296,130) .........................
6,309,316
Foreign Government and Agency Securities 10.2%
a
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 200,000 173,251
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 210,000 EUR 211,825
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 590,000 557,005
a
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 60,000 58,717
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 100,000 EUR 122,246
a
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 190,000 EUR 175,716
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 230,000 237,498
Senior Note, 4.85%, 1/22/29 ......................... Chile 200,000 203,150

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond , Senior Bond , 8% , 11/14/35 ......
Colombia 350,000 $ 352,377
a
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 400,000 412,196
a
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 420,000 427,350
Ecopetrol SA , Senior Bond , 8.875% , 1/13/33 ...............
Colombia 80,000 82,584
a
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 260,000 262,299
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 200,000 202,425
a,h
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 226,085
a
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 230,000 183,638
a
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 420,000 427,035
a
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 200,000 205,628
a
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 403,747
a
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 200,000 200,787
a
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 247,500 245,367
a
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 300,000 EUR 317,261
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 400,000 347,000
a
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 130,000 EUR 151,871
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 200,000 214,814
a
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 470,000 427,521
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 260,000 233,519
a
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 203,828
Petroleos Mexicanos ,
Senior Note, 6.49%, 1/23/27 ......................... Mexico 155,000 154,315
Senior Note, 6.7%, 2/16/32 .......................... Mexico 103,000 95,787
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 220,000 228,199
a
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 250,000 239,793
a
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 220,000 EUR 247,483
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 400,000 386,913
a
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 230,000 242,485
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 280,000 289,716
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 200,000 196,035
a
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 220,000 223,169
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 400,000 444,144
a
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 206,179
Total Foreign Government and Agency Securities (Cost $9,872,141) .............
10,220,958
U.S. Government and Agency Securities 0.1%
i
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 133,000 123,654
Total U.S. Government and Agency Securities (Cost $123,654) ..................
123,654

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 0.5%
Financial Services 0.5%
a,g
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.499% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 29,844 $ 29,890
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.794% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 504,940 106,580
g
WaMu Asset-Backed Certificates Trust ,
2006-HE2, A3, FRN, 4.734%, (1-month SOFR + 0.414%),
5/25/36 ......................................... United States 335,961 260,520
2007-HE4, 1A, FRN, 4.604%, (1-month SOFR + 0.284%),
7/25/47 ......................................... United States 101,775 76,332
473,322
a a a a a a
Total Asset-Backed Securities (Cost $657,869) ................................
473,322
Commercial Mortgage-Backed Securities 9.1%
Financial Services 9.1%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.451% , 9/15/48 .............................. United States 262,000 253,146
j,k
BANK , 2024-BNK48 , XA , IO, FRN , 1.352% , 10/15/57 ........ United States 2,709,745 225,501
j,k
BANK5 ,
2024-5YR10, XA, IO, FRN, 1.402%, 10/15/57 ............. United States 4,140,231 183,569
2024-5YR12, XA, IO, FRN, 0.696%, 12/15/57 ............. United States 4,357,246 88,883
a,j
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.701% , 11/15/52 .................................. United States 336,000 195,482
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.812%, 2/15/55 ................ United States 2,912,409 99,028
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............... United States 4,851,333 282,954
2024-C26, XA, IO, FRN, 1.241%, 5/15/57 ................ United States 1,592,020 117,011
j,k
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 3,820,815 183,902
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 6,574,000 149,241
j,k
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.575% , 9/15/57 United States 3,410,685 163,756
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 243,000 230,648
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 234,000 230,771
a,j
Citigroup Commercial Mortgage Trust , 2015-GC27 , D , 144A,
FRN , 4.543% , 2/10/48 .............................. United States 303,140 292,680
COMM Mortgage Trust ,
a,b,j
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 157,580 9,628
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 184,000 166,454
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 85,572 80,830
j
2014-CR16, C, FRN, 4.937%, 4/10/47 .................. United States 283,000 267,293
a,j
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 182,000 146,056
a,j
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............. United States 182,114 175,466
j
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 257,830 249,579
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 135,763 130,318
j
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 143,166 141,643
j
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 117,000 111,731
j
2015-CR27, C, FRN, 4.596%, 10/10/48 ................. United States 140,000 131,061
j
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 264,000 251,790
j
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 167,000 164,953
CSAIL Commercial Mortgage Trust ,
j
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 132,000 127,737
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 48,566 48,377
2016-C5, A5, 3.757%, 11/15/48 ....................... United States 119,719 119,108
j
GS Mortgage Securities Trust ,
a
2013-GC13, AS, 144A, FRN, 4.012%, 7/10/46 ............ United States 147,608 145,460

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GS Mortgage Securities Trust, (continued)
2014-GC24, B, FRN, 4.521%, 9/10/47 .................. United States 244,000 $ 229,751
j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
a
2007-CB20, E, 144A, FRN, 8.188%, 2/12/51 ............. United States 10,275 13,364
2013-LC11, D, FRN, 4.296%, 4/15/46 ................... United States 127,000 28,003
JPMBB Commercial Mortgage Securities Trust ,
j
2013-C12, D, FRN, 4.071%, 7/15/45 ................... United States 140,000 128,748
a,j
2014-C18, D, 144A, FRN, 4.652%, 2/15/47 .............. United States 152,000 134,672
j
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 110,000 102,846
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 37,192 37,111
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 74,000 73,393
j
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.915% , 6/15/51 ................................... United States 123,000 110,792
a
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 240,000 234,083
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 90,399 85,376
a
2013-C10, D, 144A, FRN, 4.112%, 7/15/46 ............... United States 230,000 188,355
a
2013-C12, D, 144A, FRN, 4.861%, 10/15/46 ............. United States 123,000 114,684
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 163,000 141,711
j
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 192,000 185,901
2018-H3, C, FRN, 5.012%, 7/15/51 .................... United States 125,000 117,002
a,g
Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.67%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 294,606 299,570
2020-01, M10, 144A, FRN, 8.17%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 531,429 540,645
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 261,000 255,233
a,b
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 472,775 40
Wells Fargo Commercial Mortgage Trust ,
a,j
2013-LC12, D, 144A, FRN, 3.915%, 7/15/46 ............. United States 293,000 165,551
a
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 246,507 29,843
a,j
2015-C30, D, 144A, FRN, 4.644%, 9/15/58 .............. United States 95,000 92,334
2015-C31, A4, 3.695%, 11/15/48 ...................... United States 229,000 228,065
2015-C31, D, 3.852%, 11/15/48 ....................... United States 61,000 52,948
2015-NXS3, A4, 3.617%, 9/15/57 ...................... United States 233,000 232,074
j,k
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 1,816,779 91,158
a,j
WFRBS Commercial Mortgage Trust , 2013-C15 , D , 144A, FRN ,
4.286% , 8/15/46 ................................... United States 149,260 76,869
9,154,178
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $9,202,520) ...............
9,154,178
Mortgage-Backed Securities 20.5%
Federal National Mortgage Association (FNMA) Fixed Rate 11.6%
FNMA, 30 Year, 5%, 1/01/49 - 5/01/49 .................... United States 28,467 28,384
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 2,000,000 1,658,566
l
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 1,000,000 980,135
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..... United States 6,000,000 5,999,565
l
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 2,000,000 2,025,341
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/55 ..... United States 1,000,000 1,032,633
11,724,624

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 8.9%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 41,316 $ 37,144
l
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............. United States 3,000,000 2,872,111
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 40,226 39,971
l
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............... United States 3,000,000 2,947,379
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 14,088 14,300
l
GNMA II, Single-family, 30 Year, 5.5%, 7/15/55 ............. United States 3,000,000 3,004,874
8,915,779
Total Mortgage-Backed Securities (Cost $20,378,925) ..........................
20,640,403
Residential Mortgage-Backed Securities 8.5%
Financial Services 8.5%
a
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 260,925 265,394
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................ United States 116,170 116,877
Alternative Loan Trust ,
g
2005-38, A1, FRN, 5.899%, (12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 201,836 181,955
g
2005-65CB, 2A1, FRN, 4.859%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 257,397 160,495
g
2006-OA10, 4A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 784,243 670,759
j
2006-OA7, 1A1, FRN, 3.244%, 6/25/46 ................. United States 488,391 454,477
g
2006-OA7, 1A2, FRN, 5.339%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 123,511 121,250
g
2007-OH1, A1D, FRN, 4.644%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 60,292 52,767
j
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 5.326% , 10/25/35 United States 104,642 87,177
a,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.614% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 87,603 77,792
a,g
Connecticut Avenue Securities Trust ,
2020-R01, 1B1, 144A, FRN, 7.67%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 155,000 158,959
2020-SBT1, 1M2, 144A, FRN, 8.07%, (30-day SOFR Average +
3.764%), 2/25/40 .................................. United States 276,000 286,966
2022-R02, 2B1, 144A, FRN, 8.805%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 148,000 154,581
g
FHLMC STACR Debt Notes ,
2015-DNA3, B, FRN, 13.77%, (30-day SOFR Average +
9.464%), 4/25/28 .................................. United States 509,541 520,613
2016-DNA1, B, FRN, 14.42%, (30-day SOFR Average +
10.114%), 7/25/28 ................................. United States 1,016,546 1,062,929
a,g
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.77%, (30-day SOFR Average +
9.464%), 6/25/50 .................................. United States 237,000 307,627
2020-DNA4, B2, 144A, FRN, 14.42%, (30-day SOFR Average +
10.114%), 8/25/50 ................................. United States 135,000 179,087
a,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 12.17%, (30-day SOFR Average +
7.864%), 9/25/48 .................................. United States 389,000 449,969
2018-HQA2, B2, 144A, FRN, 15.42%, (30-day SOFR Average +
11.114%), 10/25/48 ................................ United States 333,000 413,628
2019-DNA2, B2, 144A, FRN, 14.92%, (30-day SOFR Average +
10.614%), 3/25/49 ................................. United States 152,000 181,834
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.155% , 11/25/36 ......................... United States 201,682 139,715

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities ,
2016-C02, 1B, FRN, 16.67%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 950,231 $ 1,018,457
2016-C03, 1B, FRN, 16.17%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 494,249 531,816
2016-C05, 2B, FRN, 15.17%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 88,808 96,551
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.744% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 111,775 62,342
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.952% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 168,501 46,904
a,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.262% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 120,340 112,984
g
MortgageIT Trust , 2005-3 , M2 , FRN , 5.229% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 22,680 21,970
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A,
7.762% , 4/25/30 ................................... United States 250,000 251,818
g
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.794% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 169,356 150,440
a,j
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 202,000 182,662
8,520,795
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $7,842,720) ................
8,520,795
Agency Commercial Mortgage-Backed Securities 10.8%
Financial Services 10.8%
k
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 25,454 522
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 111,335 15,198
4077, IK, IO, 5%, 7/15/42 ............................ United States 217,758 46,537
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 132,284 7,249
g
4839, WS, IO, FRN, 1.682%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,582,514 229,972
g
4945, SL, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 1,400,769 173,022
g
5002, SJ, IO, FRN, 1.68%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 1,829,435 225,665
g
5011, SA, IO, FRN, 1.83%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 1,908,181 261,341
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 1,984,498 452,813
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,423,379 339,180
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,568,006 516,552
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,372,173 299,863
a,g
FHLMC, Multi-family Structured Pass-Through Certificates , 2021-
MN3 , M2 , 144A, FRN , 8.305% , ( 30-day SOFR Average + 4% ),
11/25/51 ........................................ United States 460,000 475,524
k
FNMA ,
g
2010-35, SG, IO, FRN, 1.98%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 195,061 22,023
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 92,316 19,135
2015-30, IO, 5.5%, 5/25/45 .......................... United States 638,318 89,022
g
2015-42, LS, IO, FRN, 1.78%, (30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 915,173 68,414
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 403,818 60,262
g
2017-32, SA, IO, FRN, 1.73%, (30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,179,915 248,913

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA, (continued)
g
2018-20, SB, IO, FRN, 1.83%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 1,067,073 $ 105,235
g
2018-38, SA, IO, FRN, 1.78%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,432,090 177,817
g
2019-43, JS, IO, FRN, 1.63%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 962,164 104,773
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 1,819,582 416,131
374, 6, IO, 5.5%, 8/25/36 ............................ United States 36,144 5,924
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 98,669 13,909
k
GNMA ,
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 651,174 106,518
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 562,892 92,625
2012-146, IO, 5%, 12/20/42 .......................... United States 364,038 76,945
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 524,838 100,906
j
2013-H08, CI, IO, FRN, 1.537%, 2/20/63 ................ United States 544,305 18,823
g
2014-119, SA, IO, FRN, 1.168%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 484,908 44,703
g
2014-60, SD, IO, FRN, 1.748%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,138,787 135,913
2014-76, IO, 5%, 5/20/44 ............................ United States 216,743 45,540
j
2014-H21, BI, IO, FRN, 1.568%, 10/20/64 ............... United States 881,350 18,696
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 293,688 44,142
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 144,885 29,960
j
2015-H10, BI, IO, FRN, 2.093%, 4/20/65 ................ United States 666,612 30,000
j
2015-H23, BI, IO, FRN, 1.768%, 9/20/65 ................ United States 1,000,272 20,659
j
2015-H25, AI, IO, FRN, 1.621%, 9/20/65 ................ United States 1,567,615 21,919
j
2015-H25, EI, IO, FRN, 1.883%, 10/20/65 ............... United States 690,141 18,853
2016-42, IO, 5%, 2/20/46 ............................ United States 386,243 76,599
j
2016-H03, AI, IO, FRN, 1.973%, 1/20/66 ................ United States 767,955 29,456
j
2016-H03, DI, IO, FRN, 1.975%, 12/20/65 ............... United States 788,126 26,458
j
2016-H06, DI, IO, FRN, 2.059%, 7/20/65 ................ United States 903,339 32,294
j
2016-H09, BI, IO, FRN, 2.065%, 4/20/66 ................ United States 1,200,734 51,993
j
2016-H10, AI, IO, FRN, 1.788%, 4/20/66 ................ United States 1,383,545 34,241
j
2016-H22, AI, IO, FRN, 2.883%, 10/20/66 ............... United States 793,161 34,739
j
2016-H23, NI, IO, FRN, 2.998%, 10/20/66 ............... United States 2,433,754 107,156
j
2016-H24, CI, IO, FRN, 1.666%, 10/20/66 ............... United States 692,815 13,754
j
2016-H24, JI, IO, FRN, 2.758%, 11/20/66 ................ United States 902,365 49,165
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 693,455 129,563
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 292,662 54,515
j
2017-H02, BI, IO, FRN, 2.336%, 1/20/67 ................ United States 744,174 28,481
j
2017-H06, BI, IO, FRN, 2.4%, 2/20/67 .................. United States 888,689 27,926
j
2017-H08, NI, IO, FRN, 2.267%, 3/20/67 ................ United States 1,182,354 38,155
j
2017-H09, IO, FRN, 1.893%, 4/20/67 ................... United States 1,365,729 40,741
j
2017-H10, MI, IO, FRN, 1.904%, 4/20/67 ................ United States 1,676,775 49,036
j
2017-H11, DI, IO, FRN, 2.089%, 5/20/67 ................ United States 877,363 43,537
j
2017-H12, QI, IO, FRN, 2.42%, 5/20/67 ................. United States 948,614 34,958
j
2017-H16, IG, IO, FRN, 1.54%, 7/20/67 ................. United States 1,213,917 31,285
j
2017-H16, JI, IO, FRN, 1.934%, 8/20/67 ................. United States 1,552,040 70,379
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 713,263 142,745
g
2018-139, SA, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
10/20/48 ........................................ United States 936,971 121,245
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 942,988 193,908
j
2018-H05, BI, IO, FRN, 2.315%, 2/20/68 ................ United States 1,411,137 64,068
g
2019-152, ES, IO, FRN, 1.618%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 789,250 91,150

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
g
2019-83, SY, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,334,173 $ 163,150
g
2019-89, PS, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,910,821 218,489
g
2019-96, SY, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 3,153,802 392,702
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,300,597 409,579
g
2020-63, AS, IO, FRN, 1.568%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,569,746 191,392
g
2020-63, PS, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 1,950,687 256,217
g
2020-97, QS, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,860,663 267,193
g
2021-116, ES, IO, FRN, 1.774%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 2,303,797 269,634
2021-156, IO, 3.5%, 7/20/51 ......................... United States 2,800,634 543,950
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,479,722 428,901
g
2021-59, SQ, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,615,636 219,758
g
2021-77, SM, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 2,121,370 291,248
g
2021-98, SK, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 1,477,569 201,928
j
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 3,155,328 162,331
10,815,217
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $11,573,737) .......
10,815,217
Total Long Term Investments (Cost $97,192,607) ..............................
98,454,628
a
Short Term Investments 21.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
c
U.S. Treasury Bills ,
m
4.22%, 10/02/25 ................................... United States 600,000 593,458
4.16%, 11/06/25 ................................... United States 100,000 98,531
691,989
Total U.S. Government and Agency Securities (Cost $692,263) ..................
691,989

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 20.8%
n,o
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 20,904,469 $ 20,904,469
Total Money Market Funds (Cost $20,904,469) ................................
20,904,469
Total Short Term Investments (Cost $21,596,732 ) ..............................
21,596,458
a
Total Investments (Cost $118,789,339) 119.5% ................................
$120,051,086
TBA Sale Commitments (3.9)% ..............................................
(3,879,030)
Other Assets, less Liabilities (15.6)% ........................................
(15,722,111)
Net Assets 100.0% .........................................................
$100,449,945
a a a
Principal
Amount
*
p
TBA Sale Commitments (3.9)%
Mortgage-Backed Securities (3.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.9)%
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 7/25/55 ................................ United States (3,000,000) (2,869,968)
6%, TBA, 7/25/55 .................................. United States (1,000,000) (1,009,062)
(3,879,030)
Total TBA Sale Commitments (Proceeds $(3,828,397)) .........................
$(3,879,030)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $32,987,572, representing 32.8% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
e
Income may be received in additional securities and/or cash.
f
See Note 1 ( f ) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Perpetual security with no stated maturity date.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $498,505, representing 0.5% net assets.
n
See Note 3 ( f ) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 14 $ 1,940,696 9/08/25 $ 5,463
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,256,922 9/19/25 (21,245)
U.S. Treasury 2 Year Notes ..................... Short 61 12,689,430 9/30/25 (49,171)
Total Futures Contracts ...................................................................... $(64,953)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 25,200 15,895 7/16/25 $ — $ (695)
Australian Dollar .... HSBK Sell 147,700 93,170 7/16/25 — (4,063)
Australian Dollar .... MSCO Sell 775,200 488,938 7/16/25 — (21,388)
Australian Dollar .... UBSW Sell 17,200 10,849 7/16/25 — (474)
Australian Dollar .... WPAC Sell 8,000 5,049 7/16/25 — (218)
Canadian Dollar .... BZWS Sell 67,700 47,551 7/16/25 — (2,202)
Canadian Dollar .... GSCO Sell 5,900 4,144 7/16/25 — (192)
Canadian Dollar .... JPHQ Sell 157,000 110,271 7/16/25 — (5,110)
Canadian Dollar .... TDOM Sell 708,000 497,275 7/16/25 — (23,043)
Canadian Dollar .... UBSW Sell 13,900 9,763 7/16/25 — (452)
New Zealand Dollar . BOFA Sell 14,000 8,061 7/16/25 — (476)
New Zealand Dollar . MSCO Sell 745,600 429,314 7/16/25 — (25,380)
New Zealand Dollar . UBSW Sell 53,000 30,519 7/16/25 — (1,802)
Japanese Yen ...... BOFA Buy 44,868,200 306,314 8/20/25 7,058 —
Japanese Yen ...... GSCO Buy 26,619,300 181,726 8/20/25 4,190 —
Japanese Yen ...... HSBK Buy 24,283,700 165,810 8/20/25 3,794 —
Japanese Yen ...... SSBT Buy 51,952,400 354,668 8/20/25 8,181 —
Japanese Yen ...... TDOM Buy 415,300 2,835 8/20/25 66 —
British Pound ...... JPHQ Sell 136,300 183,997 9/17/25 — (3,189)
British Pound ...... MSCO Sell 87,000 117,500 9/17/25 — (1,981)
British Pound ...... TDOM Sell 69,800 94,236 9/17/25 — (1,624)
British Pound ...... WPAC Sell 6,100 8,237 9/17/25 — (141)
Euro ............. BOFA Sell 298,600 342,481 9/17/25 — (11,090)
Euro ............. BZWS Sell 300,200 344,276 9/17/25 — (11,190)
Euro ............. CITI Sell 438,100 502,460 9/17/25 — (16,293)
Euro ............. HSBK Sell 401,100 460,092 9/17/25 — (14,849)
Euro ............. MSCO Sell 328,100 379,979 9/17/25 — (8,523)
Euro ............. SSBT Sell 292,200 335,116 9/17/25 — (10,877)
Euro ............. TDOM Sell 164,400 188,522 9/17/25 — (6,143)
Norwegian Krone ... BOFA Sell 173,700 17,131 9/17/25 — (110)
Norwegian Krone ... BZWS Sell 83,900 8,274 9/17/25 — (54)
Norwegian Krone ... CITI Sell 684,200 67,478 9/17/25 — (436)
Norwegian Krone ... HSBK Sell 109,800 10,828 9/17/25 — (71)
Norwegian Krone ... JPHQ Sell 1,269,900 125,209 9/17/25 — (842)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... TDOM Sell 950,500 93,701 9/17/25 $ — $ (646)
Swedish Krona ..... BOFA Sell 1,082,600 113,511 9/17/25 — (1,509)
Swedish Krona ..... CITI Sell 37,900 3,973 9/17/25 — (53)
Swedish Krona ..... HSBK Sell 340,300 35,670 9/17/25 — (485)
Swedish Krona ..... SSBT Sell 1,070,300 112,184 9/17/25 — (1,529)
Swedish Krona ..... TDOM Sell 1,314,800 137,832 9/17/25 — (1,859)
Swedish Krona ..... UBSW Sell 49,400 5,178 9/17/25 — (70)
Swiss Franc ....... BOFA Buy 23,100 28,460 9/17/25 941 —
Swiss Franc ....... BZWS Buy 34,200 42,144 9/17/25 1,385 —
Swiss Franc ....... GSCO Buy 104,900 129,265 9/17/25 4,251 —
Swiss Franc ....... HSBK Buy 15,000 18,484 9/17/25 608 —
Swiss Franc ....... JPHQ Buy 330,900 407,689 9/17/25 13,478 —
Total Forward Exchange Contracts ................................................... $43,952 $(179,059)
Net unrealized appreciation (depreciation) ............................................ $(135,107)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 2,234,100 $ 53,283 $ (7,409)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 2,234,100 53,283 (35,048)
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 40,500,000 (89,100) (38,176)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 27,000,000 112,050 63,468
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 288,900 13,376 (1,620)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 288,900 13,376 (2,640)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 1,599,600 78,220 (20,940)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 1,599,600 81,900 (43,376)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 4,794,400 54,177 (39,955)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 608,700 22,096 (9,401)
(4.495%)/6-month AUD BBR/Jul-35/
(Purchased) DBAB 7/14/25 / 4.495% AUD 4,797,000 105,699 (105,348)
4.495%/6-month AUD BBR/Jul-35/(Purchased) DBAB 7/14/25 / 4.495% AUD 4,797,000 105,699 3,201
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 294
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (514)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,735,300 101,168 (53,890)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 (124,959)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 240,376
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 3,171,600 62,952 (36,317)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 3,171,600 79,285 (10,958)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 156,063
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 (40,920)
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 4,794,400 32,279 (20,741)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 4,794,400 (15,610) 14,327
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 971,300 44,728 (9,641)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 971,300 $ 42,931 $ 3,161
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 734
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 (838)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 867,000 69,115 17,660
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 303,600 31,695 8,944
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 714,100 25,850 (1,771)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 (53,210)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 110,503
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 (25,888)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 29,891
Unrealized appreciation 648,622
Unrealized (depreciation) (683,560)
Total $(34,938)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 4,519,000 $ 346,831 $ 216,879 $ 129,952
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $346,831 $216,879 $129,952
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 556,000 294,971 225,598 69,373
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 202,000 107,166 11,494 95,672
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 81,000 29,961 30,476 (515)
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 544,000 44,011 71,848 (27,837)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 163,000 13,187 28,297 (15,110)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 91,000 41,040 39,403 1,637
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 182,000 34,277 54,703 (20,426)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 329,000 61,961 106,386 (44,425)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 372,000 44,046 46,459 (2,413)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 124,000 21,465 22,506 (1,041)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 248,000 49,414 51,997 (2,583)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 95,000 3,121 17,795 (14,674)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 124,000 21,152 22,273 (1,121)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 264,000 $ (16,455) $ (34,776) $ 18,321
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 111,000 (58,888) (8,906) (49,982)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 81,000 (29,962) (34,632) 4,670
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 719,000 (58,169) (125,015) 66,846
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 430,000 (34,788) (221,364) 186,576
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 51,000 (4,126) (5,703) 1,577
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 283,000 (22,895) (50,378) 27,483
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 27,000 (4,157) (6,138) 1,981
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 3,000 (462) (616) 154
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 16,000 (2,463) (3,637) 1,174
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 95,000 (3,121) (6,372) 3,251
Investment
Grade
Total OTC Swap Contracts .............................................. $530,286 $231,698 $298,588
Total Credit Default Swap Contracts .................................... $877,117 $ 448,577 $428,540
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.93% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/27 3,877,000 EUR $ (6,593) $ (956) $ (5,637)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 51,939,000 (227,188) (68,875) (158,313)
Receive Fixed 2.48% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/17/27 4,108,000 CAD 1,525 1,580 (55)
Receive Fixed 3.23% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 9/17/27 747,000 AUD 1,150 281 869
Receive Fixed 3.78% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/27 948,000 GBP 5,888 505 5,383
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 60,907,000 669,489 204,126 465,363
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 4,027,000 AUD (13,109) (14,423) 1,314
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 623,000 EUR 3,878 1,820 2,058
Receive Fixed 0.4% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/17/35 1,044,000 CHF (19,784) 5,700 (25,484)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.03% .... Semi-Annual 9/17/35 2,016,000 CAD (5,647) (923) (4,724)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 14,196,000 (232,109) (42,346) (189,763)
Receive Fixed 2.53% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/35 955,000 EUR (9,618) (1,997) (7,621)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.2% ..... Semi-Annual 9/17/35 2,486,000 NZD (11,060) (3,456) (7,604)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.7% ..... Annual 9/17/35 11,287,000 SEK (15,837) (6,428) (9,409)
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/35 975,000 GBP 19,349 2,379 16,970

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e) .
See Note 8 regarding other derivative information.
See Abbreviations on page 50 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 1,995,000 AUD $ 14,436 $ 7,234 $ 7,202
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4% ...... Annual 9/17/35 19,481,000 NOK (37,749) 1,871 (39,620)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 465,000 AUD 894 — 894
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 1,820,000 (38,766) (2,320) (36,446)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 575,000 EUR (26,090) (7,607) (18,483)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 170,000 AUD 2,516 825 1,691
Total Interest Rate Swap Contracts ................................. $75,575 $ 76,990 $(1,415)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ................. 0.165% At Maturity MSCO 9/22/25 895,000 $ 17,397
Total Return Swap Contracts .................................................................... $17,397
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a fixed financing rate.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Diversified
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $97,884,870
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 20,904,469
Value - Unaffiliated issuers .................................................................. $99,146,617
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 20,904,469
Cash .................................................................................... 867,445
Foreign currency, at value (cost $98,820) ......................................................... 98,857
Receivables:
Investment securities sold ................................................................... 13,827
Receivable for sales of TBA securities (Note 1 d ) .................................................. 3,828,398
Capital shares sold ........................................................................ 14,903
Dividends and interest ..................................................................... 939,572
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,123,190
Variation margin on centrally cleared swap contracts ............................................... 34,091
OTC swap contracts (upfront payments ) .......................................................... 729,235
Unrealized appreciation on OTC forward exchange contracts .......................................... 43,952
Unrealized appreciation on forward premium swap option contracts ..................................... 648,622
Unrealized appreciation on OTC swap contracts .................................................... 496,112
Prepaid expenses .......................................................................... 41,661
Total assets .......................................................................... 128,930,951
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,511,814
Payable for purchases of TBA securities (Note 1 d ) ................................................ 20,244,062
Capital shares redeemed ................................................................... 56,812
Management fees ......................................................................... 44,791
Administrative fees ........................................................................ 396
Distribution fees .......................................................................... 12,656
Transfer agent fees ........................................................................ 17,681
Trustees' fees and expenses ................................................................. 72,167
Variation margin on futures contracts ........................................................... 9,976
Deposits from brokers for:
OTC derivative contracts .................................................................. 790,000
OTC swap contracts (upfront receipts ) ........................................................... 497,537
Unrealized depreciation on OTC swap contracts .................................................... 180,127
Unrealized depreciation on OTC forward exchange contracts .......................................... 179,059
Unrealized depreciation on forward premium swap option contracts ..................................... 683,560
TBA sale commitments, at value (proceeds $3,828,397) (Note 1d) ...................................... 3,879,030
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 123,654
Accrued expenses and other liabilities ........................................................... 177,684
Total liabilities ......................................................................... 28,481,006
Net assets, at value ................................................................. $100,449,945
Net assets consist of:
Paid-in capital ............................................................................. $193,219,259
Total distributable earnings (losses) ............................................................. (92,769,314)
Net assets, at value ................................................................. $100,449,945

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Diversified
Income Fund
Class IA:
Net assets, at value ....................................................................... $38,741,312
Shares outstanding ........................................................................ 8,551,746
Net asset value and maximum offering price per share
a
............................................. $4.53
Class IB:
Net assets, at value ....................................................................... $61,708,633
Shares outstanding ........................................................................ 13,515,783
Net asset value and maximum offering price per share
a
............................................. $4.57
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Diversified
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $581,753
Interest:
Unaffiliated issuers ........................................................................ 2,617,994
Total investment income ................................................................... 3,199,747
Expenses:
Management fees (Note 3 a ) ................................................................... 268,813
Administrative fees (Note 3 b ) .................................................................. 589
Distribution fees: (Note 3c )
    Class IB ................................................................................ 79,372
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 23,726
    Class IB ................................................................................ 12,396
Custodian fees (Note 4 ) ...................................................................... 16,878
Reports to shareholders fees .................................................................. 11,959
Professional fees ........................................................................... 75,877
Trustees' fees and expenses (Note 3e) ........................................................... 1,745
Other .................................................................................... 131
Total expenses ......................................................................... 491,486
Expense reductions (Note 4 ) ............................................................... (115)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,759)
Net expenses ......................................................................... 486,612
Net investment income ................................................................ 2,713,135
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (930,350)
Foreign currency transactions ................................................................ (1,583)
Forward exchange contracts ................................................................. (102,421)
Forward premium swap option contracts ........................................................ 405,084
Futures contracts ......................................................................... (2,451)
TBA sale commitments ..................................................................... 114,687
Swap contracts ........................................................................... 1,508,719
Net realized gain (loss) .................................................................. 991,685
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 2,518,530
Translation of other assets and liabilities denominated in foreign currencies .............................. 49,007
Forward exchange contracts ................................................................. (316,153)
Forward premium swap option contracts ........................................................ (37,600)
Futures contracts ......................................................................... (124,793)
Swap contracts ........................................................................... (409,599)
Net change in unrealized appreciation (depreciation) ............................................ 1,679,392
Net realized and unrealized gain (loss) ............................................................ 2,671,077
Net increase (decrease) in net assets resulting from operations .......................................... $5,384,212

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,713,135 $6,409,775
Net realized gain (loss) ................................................. 991,685 (1,933,711)
Net change in unrealized appreciation (depreciation) ........................... 1,679,392 1,674,164
Net increase (decrease) in net assets resulting from operations ................ 5,384,212 6,150,228
Distributions to shareholders:
Class IA ............................................................ (2,524,564) (2,589,077)
Class IB ............................................................ (4,002,255) (4,162,060)
Total distributions to shareholders .......................................... (6,526,819) (6,751,137)
Capital share transactions: (Note 2 )
Class IA ............................................................ (448,117) (1,420,659)
Class IB ............................................................ (3,529,260) (2,302,341)
Total capital share transactions ............................................ (3,977,377) (3,723,000)
Net increase (decrease) in net assets ................................... (5,119,984) (4,323,909)
Net assets:
Beginning of period ..................................................... 105,569,929 109,893,838
End of period .......................................................... $100,449,945 $105,569,929

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Diversified Income Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Diversified
Income Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2025,
53.5% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class IA and
Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest
rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 130,826 $590,979 339,288 $1,547,197
Shares issued in reinvestment of distributions .......... 573,765 2,524,564 591,114 2,589,077
Shares redeemed ............................... (788,004) (3,563,660) (1,227,686) (5,556,933)
Net increase (decrease) .......................... (83,413) $(448,117) (297,284) $(1,420,659)
Class IB Shares:
Shares sold ................................... 115,024 $527,092 811,990 $3,668,530
Shares issued in reinvestment of distributions .......... 901,409 4,002,255 941,642 4,162,060
Shares redeemed ............................... (1,787,134) (8,058,607) (2,229,890) (10,132,931)
Net increase (decrease) .......................... (770,701) $(3,529,260) (476,258) $(2,302,341)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
j. Guarantees and Indemnifications
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.525% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Diversified Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $30,062,336 $10,249,352 $(19,407,219) $— $— $20,904,469 20,904,469 $581,753
Total Affiliated Securities ... $30,062,336 $10,249,352 $(19,407,219) $— $— $20,904,469 $581,753
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$251,356,934 and $228,474,112, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2025, the Fund had 33.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 42,007,072
Long term ................................................................................ 42,773,667
Total capital loss carryforwards ............................................................... $84,780,739
Cost of investments .......................................................................... $125,348,792
Unrealized appreciation ........................................................................ $4,382,057
Unrealized depreciation ........................................................................ (9,679,763)
Net unrealized appreciation (depreciation) .......................................................... $(5,297,706)

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Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Diversified Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 5,463
a
Variation margin on futures
contracts
$ 70,416
a
Variation margin on centrally
cleared swap contracts
501,744
b
Variation margin on centrally
cleared swap contracts
503,159
b
Unrealized appreciation on OTC
swap contracts
17,397 Unrealized depreciation on OTC
swap contracts
—
Unrealized appreciation on
forward premium swap option
contracts
648,622 Unrealized depreciation on
forward premium swap option
contracts
683,560
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
43,952 Unrealized depreciation on OTC
forward exchange contracts
179,059
Credit contracts ............
Variation margin on centrally
cleared swap contracts
129,952
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
729,235 OTC swap contracts (upfront
receipts)
497,537
Unrealized appreciation on OTC
swap contracts
478,715 Unrealized depreciation on OTC
swap contracts
180,127
Total .................... $2,555,080 $2,113,858
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Diversified Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(2,451) Futures contracts $(124,793)
Swap contracts 1,383,553 Swap contracts (586,995)
Forward premium swap option
contracts 405,084
Forward premium swap option
contracts (37,600)

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Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
For the period ended June 30, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Foreign exchange contracts .....
Forward exchange contracts $(102,421) Forward exchange contracts $(316,153)
Credit contracts ...............
Swap contracts 125,166 Swap contracts 177,396
Total ....................... $1,808,931 $(888,145)
Putnam VT Diversified
Income Fund
Futures contracts .......................................................................... $ 17,774,888
Swap contracts ............................................................................ 240,110,698
Forwards exchange contracts ................................................................. 7,489,903
Options .................................................................................. 131,270,962
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Diversified Income Fund
Forward Exchange Contracts ............................. $ 43,952 $ 179,059
Forward Premium Swap Option Contracts ................... 648,622 683,560
Swap Contracts ....................................... 1,225,347 677,664
Total ............................................. $1,917,921 $1,540,283
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam VT Diversified Income Fund
Counterparty
BNDP ................... $ 63,468 $ (63,468) $ — $ — $ —
BOFA .................... 11,250 (11,250) — — —
BZWS ................... 1,385 (1,385) — — —
CITI ..................... 553,854 (294,860) — (258,994) —
DBAB ................... 3,495 (3,495) — — —
GSCO ................... 188,330 (76,360) — (110,000) 1,970
HSBK ................... 4,402 (4,402) — — —
JPHQ ................... 596,493 (502,547) — (93,946) —
MCML ................... 18,222 (18,222) — — —
MLCO ................... 127,064 (40,479) (86,585) — —
MSCO ................... 201,317 (156,833) — — 44,484
NATW ................... — — — — —
SSBT .................... 8,181 (8,181) — — —
TDOM ................... 66 (66) — — —
UBSW ................... 140,394 (81,896) — (58,498) —
WPAC ................... — — — — —
Total ................... $1,917,921 $(1,263,444) $(86,585) $(521,438) $46,454
$ 1
a
At June 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 50.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Diversified Income Fund
Counterparty
BNDP ................... $ 84,893 $ (63,468) $ — $ — $ 21,425
BOFA .................... 83,873 (11,250) — — 72,623
BZWS ................... 14,141 (1,385) — — 12,756
CITI ..................... 294,860 (294,860) — — —
DBAB ................... 105,862 (3,495) (102,367) — —
GSCO ................... 76,360 (76,360) — — —
HSBK ................... 19,468 (4,402) — — 15,066
JPHQ ................... 502,547 (502,547) — — —
MCML ................... 31,220 (18,222) — — 12,998
MLCO ................... 40,479 (40,479) — — —
MSCO ................... 156,833 (156,833) — — —
NATW ................... 1,771 — — — 1,771
SSBT .................... 12,406 (8,181) — — 4,225
TDOM ................... 33,315 (66) — — 33,249
UBSW ................... 81,896 (81,896) — — —
WPAC ................... 359 — — — 359
Total ................... $1,540,283 $(1,263,444) $(102,367) $— $174,472
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund
Assets:
Investments in Securities:
Convertible Bonds ....................... $ — $ 3,166,380 $ — $ 3,166,380
Corporate Bonds ........................ — 29,030,405 — 29,030,405
Senior Floating Rate Interests ............... — 6,309,316 — 6,309,316
Foreign Government and Agency Securities .... — 10,220,958 — 10,220,958
U.S. Government and Agency Securities ....... — 123,654 — 123,654
Asset-Backed Securities ................... — 473,322 — 473,322
Commercial Mortgage-Backed Securities ...... — 9,154,178 — 9,154,178
Mortgage-Backed Securities ................ — 20,640,403 — 20,640,403
Residential Mortgage-Backed Securities ....... — 8,520,795 — 8,520,795
Agency Commercial Mortgage-Backed Securities — 10,815,217 — 10,815,217
Short Term Investments ................... 20,904,469 691,989 — 21,596,458
Total Investments in Securities ........... $20,904,469 $99,146,617 $— $120,051,086
9. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Diversified Income Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $43,952 $— $43,952
Forward Premium Swap Option Contracts ..... — 648,622 — 648,622
Futures Contracts ....................... 5,463 — — 5,463
Swap Contracts ......................... — 1,127,808 — 1,127,808
Total Other Financial Instruments ......... $5,463 $1,820,382 $— $1,825,845
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 3,879,030 $ — $ 3,879,030
Forward Exchange Contracts ............... — 179,059 — 179,059
Forward Premium Swap Option Contracts ...... — 683,560 — 683,560
Futures Contracts ........................ 70,416 — — 70,416
Swap Contracts ......................... — 683,286 — 683,286
Total Other Financial Instruments ......... $70,416 $5,424,935 $— $5,495,351
10. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCML
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR Bank of England Base Rate
CLO Collateralized Loan Obligation
CME Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA Canadian Overnight Repo Rate Average
EURIBOR Euro Inter-Bank Offer Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
NIBOR Norwegian Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STACR Structured Agency Credit Risk
STIBOR Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.75%
1-day SARON ....................... (0.03)%
1-day SOFR ........................ 4.45%
1-day SONIA ........................ 4.22%
3-month AUD BBR ................... 3.60%
3-month STIBOR .................... 2.13%
6-month AUD BBR ................... 3.78%
6-month EURIBOR ................... 2.05%
6-month NIBOR ..................... 4.37%

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Putnam VT Diversified Income Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2024. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – General Bond Funds) for the one-year, three-
year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the one- and three -year periods ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 25, 25 and 22 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
1st 1
st
3rd

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39058-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer
Date:	August 26, 2025